RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]
The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2017 and 2016, are as follows:

		2017
			Fund Management Fee net
	Gross Fund	Asset Management	of Asset Management and
	Management Fee	and Reporting Fee	Reporting Fee

Series 20	$24,843	$1,367	$23,476
Series 21	10,872	2,051	8,821
Series 22	29,208	1,100	28,108
Series 23	37,362	5,080	32,282
Series 24	50,352	10,067	40,285
Series 25	23,736	7,360	16,376
Series 26	93,076	5,341	87,735
Series 27	116,442	16,630	99,812
Series 28	44,679	23,000	21,679
Series 29	82,187	7,655	74,532
Series 30	69,684	10,216	59,468
Series 31	134,262	13,000	121,262
Series 32	163,266	18,460	144,806
Series 33	65,592	8,670	56,922
Series 34	70,741	29,315	41,426
Series 35	93,350	49,903	43,447
Series 36	46,580	41,910	4,670
Series 37	117,308	10,518	106,790
Series 38	130,774	27,354	103,420
Series 39	56,801	4,200	52,601
Series 40	137,464	11,425	126,039
Series 41	224,592	27,952	196,640
Series 42	171,480	19,180	152,300
Series 43	230,772	40,748	190,024
Series 44	239,076	32,904	206,172
Series 45	282,759	59,598	223,161
Series 46	236,084	28,475	207,609

	$2,983,342	$513,479	$2,469,863

		2016
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee

Series 20	$32,952	$4,547	$28,405
Series 21	23,153	2,051	21,102
Series 22	42,810	5,911	36,899
Series 23	61,058	17,569	43,489
Series 24	50,352	5,858	44,494
Series 25	23,736	7,360	16,376
Series 26	103,978	21,841	82,137
Series 27	153,432	21,380	132,052
Series 28	97,548	10,250	87,298
Series 29	87,860	14,619	73,241
Series 30	84,544	39,690	44,854
Series 31	172,957	34,914	138,043
Series 32	203,918	19,042	184,876
Series 33	72,927	20,420	52,507
Series 34	115,404	32,215	83,189
Series 35	132,845	16,403	116,442
Series 36	126,759	10,242	116,517
Series 37	157,320	11,514	145,806
Series 38	164,400	20,692	143,708
Series 39	123,228	11,135	112,093
Series 40	193,581	13,204	180,377
Series 41	228,916	44,348	184,568
Series 42	196,400	39,673	156,727
Series 43	256,108	62,264	193,844
Series 44	254,628	34,849	219,779
Series 45	283,200	76,242	206,958
Series 46	249,528	31,291	218,237

	$3,693,542	$629,524	$3,064,018

Schedule Of Management Fees Paid [Table Text Block]
The fund management fees paid for the years ended March 31, 2017 and 2016, are as follows:

	2017	2016

Series 20	$-	$95,580
Series 21	150,000	3,177
Series 22	-	32,873
Series 23	-	215,459
Series 24	50,352	50,352
Series 25	23,736	23,736
Series 26	93,076	103,978
Series 27	116,442	153,432
Series 28	44,679	97,548
Series 29	181,500	323,993
Series 30	-	346,084
Series 31	134,262	3,075,470
Series 32	756,790	118,416
Series 33	900,000	53,079
Series 34	319,000	589,727
Series 35	2,035,603	44,000
Series 36	571,611	25,000
Series 37	575,000	-
Series 38	635,421	25,000
Series 39	677,774	29,999
Series 40	315,722	-
Series 41	100,000	-
Series 42	2,312,520	153,508
Series 43	2,520,094	50,000
Series 44	-	-
Series 45	-	-
Series 46	-	25,000

	$12,513,582	$5,635,411

Schedule Of Advances From Affiliate [Table Text Block]
The total advances as of March 31, 2017 and 2016, are as follows:

	2017	2016

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	-	-
Series 34	-	133,578
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	220,455	220,455
Series 40	-	-
Series 41	-	-
Series 42	-	-
Series 43	-	-
Series 44	206,053	191,791
Series 45	54,659	38,091
Series 46	-	-

	$481,167	$583,915

Schedule Of General Administrative and Professional Fees [Table Text Block]
During the years ended March 31, 2017 and 2016, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2017	2016

Series 20	$16,622	$12,732
Series 21	13,370	10,033
Series 22	14,832	11,286
Series 23	16,444	12,754
Series 24	14,350	12,258
Series 25	15,309	12,389
Series 26	18,547	15,060
Series 27	40,226	11,955
Series 28	16,420	13,986
Series 29	17,578	13,243
Series 30	14,993	11,526
Series 31	18,151	15,216
Series 32	17,965	14,108
Series 33	14,218	10,788
Series 34	15,394	12,228
Series 35	15,420	11,982
Series 36	13,183	10,821
Series 37	13,591	10,713
Series 38	14,212	11,412
Series 39	13,065	10,834
Series 40	15,081	11,475
Series 41	16,909	13,418
Series 42	16,382	13,235
Series 43	18,397	14,178
Series 44	14,621	10,671
Series 45	20,809	14,906
Series 46	16,678	12,545

	$452,767	$335,752